Related Party Transactions and Balances	6 Months Ended
Sep. 30, 2024
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

17. RELATED PARTY TRANSACTIONS AND BALANCES

Nature of relationships with related parties

Name	Relationship with the Company
Grow World LPF (note)	Entity controlled by Mr. Lok and Ms. Yao
Grow World II LPF	Entity controlled by Mr. Lok and Ms. Yao
Solomon Capital Fund SPC	Entity controlled by Mr. Lok and Ms. Yao
Mr. Lok	Shareholder and director of the Company
Ms. Yao	Shareholder and director of SJFZ
Mr. Shing Tak Tam (“Mr. Tam”)	Chief Executive Officer and director of the Company

Note:

As of August 2, 2024, Grow World LPF is no longer a related party to the Company, following a transfer of the Grow World LPF's ownership to a third party. Additionally, the Company ceased to be Grow World LPF's investment manager on August 6, 2024 and no income was recognized since August 6, 2024.

Related parties transactions

		For the six months ended September 30,
Name	Nature	2024	2023
		$’000	$’000
Grow World LPF	Asset management income	1	7
Grow World II LPF	Asset management income	78	14
Solomon Capital Fund SPC	Asset management income	301	477
Total asset management income		380	498

Balance with related parties

Name	Nature	As of September 30, 2024	As of March 31, 2024
		$’000	$’000
Grow World LPF	Receivable from customers	-	1
Grow World II LPF	Receivable from customers	39	19
Solomon Capital Fund SPC	Receivable from customers	294	200
Total receivable from customers		333	220

Solomon Capital Fund SPC	Amount due from related parties	4	26
Mr. Lok	Amount due to a director	(3)	(3)
Ms. Yao	Amount due to a related party	(6)	(6)

Amounts due from (to) related parties and directors are unsecured, non-interest bearing and repayable on demand. These balances are non-trade in nature except for $333,000 (as of March 31, 2024: $220,000) represented asset management income receivables as of September 30, 2024.

Remuneration to senior management for the six months ended September 30, 2024 and 2023 were:

	For the six months ended September 30,
	2024	2023
	$’000	$’000
Salaries and other short-term employee benefits	275	202
Payments to defined contribution pension schemes	6	5
Total	281	207